Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Company's Restricted Assets
The following table details the forms and value of Company’s material restricted assets as at December 31, 2020 and 2019:

	As at December 31, 2020	At December 31, 2019
	($ in millions, except percentages)
Regulatory trusts and deposits:
Affiliated transactions	$1,027.9	$754.9
Third party	2,762.2	2,766.6
Letters of credit / guarantees(1)	516.8	635.4
Total restricted assets (excluding illiquid assets)	4,306.9	4,156.9
Other investments — real estate fund (illiquid assets)	109.4	111.4
Total restricted assets and illiquid assets	$4,416.3	$4,268.3

Total as percent of cash and invested assets (2)	58.6%	54.4%

(1)As at December 31, 2020, the Company had pledged funds of $516.8 million (December 31, 2019 — $635.4 million) as collateral for the secured letters of credit.
(2)Investable assets comprise total investments, cash and cash equivalents, accrued interest, receivables for securities sold and payables for securities purchased.